Description of business and basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2017
Description of business and basis of preparation of the consolidated financial statements
Description of business and basis of preparation of the consolidated financial statements

Note 1 – Description of business and basis of preparation of the consolidated financial statements

a)The Company and its operations

Telecom Argentina was created through the privatization of ENTel, the state-owned company that provided telecommunication services in Argentina.

Telecom Argentina’s license, as originally granted, was exclusive to provide telephone services in the northern region of Argentina since November 8, 1990 through October 10, 1999. As from such date, the Company also began providing telephone services in the southern region of Argentina and competing in the previously exclusive northern region.

The Company provides mainly fixed-line public and mobile telecommunication services, international long-distance service, data transmission and Internet services in Argentina and through its subsidiaries, mobile telecommunications services Paraguay and international wholesale services in the United States of America. Information on the Telecom Group’s licenses and the regulatory framework is described in Note 2.

The Ordinary and Extraordinary Shareholders Meeting held on June 22, 2015 approved the Telecom Argentina’s corporate purpose change, adapting it to the new definition of ICT services of the LAD and, thus, including the possibility of providing Audiovisual Communication Services. The Company obtained authorization from the AFTIC and later of the CNV and IGJ, which registered the amendment of the Company’s bylaws on September 26, 2015.

As a consequence of the merger between the Company and Cablevisión S.A. (Note 32), Telecom Argentina as surviving entity will develop starting on fiscal year 2018 the operations that Cablevisión S.A. had as of December 31, 2017.

For the year 2017, entities included in the consolidation process and the respective equity interest owned by Telecom Argentina is presented as follows:

Subsidiaries	Percentage of capital stock owned and voting rights as of 12/31/17 (i)	Indirect control through	Date of acquisition	Segment that consolidates (Note 28)
Telecom USA	100.00%		09.12.00	Fixed Services
Micro Sistemas (ii)	100.00%		12.23.97	Fixed Services
Personal (iii)	-		07.06.94	Personal Mobile Services
Núcleo (iv)	67.50%		02.03.98	Núcleo Mobile Services
Personal Envíos (iv)	67.50%	Núcleo	07.24.14	Núcleo Mobile Services
Tuves Paraguay (v)	47.25%	Núcleo	06.30.17	Núcleo Mobile Services

(i)	Percentage of equity interest owned has been rounded.
(ii)	Dormant entity as of and for the fiscal years ended December 31, 2017, 2016 and 2015.
(iii)

Until November 30, 2017, Telecom Argentina owned 100% of Personal. Since December 1, 2017 the reorganization described in Note 31 was effective and from that date, mobile services provided by Personal are continued by Telecom.

(iv)	Non-controlling interest of 32.50% is owned by the Paraguayan company ABC Telecomunicaciones S.A.
(v)

Non-controlling interest of 22.75% is owned by the Paraguayan company ABC Telecomunicaciones S.A and 30% is owned by TU VES S.A. (Chile). On June 30, 2017, the transaction by which Núcleo acquired the 70% of shares and votes of Tuves Paraguay was performed.

b)Segment reporting

An operating segment is defined as a component of an entity that engages in business activities from which it may earn revenues and incur expenses, and whose financial information is available, held separately, and evaluated regularly by the Telecom Group’s Chief Executive Officer (“CEO”).

Operating segments are reported in a consistent manner with the internal reporting provided to the CEO, who is responsible for allocating resources and assessing performance of the operating segments under the accounting principles effective (IFRS as issued by the IASB). The accounting policies applied for segment information are the same for all operating segments.

Information regarding segment reporting is included in Note 28.

c)Basis of preparation

These consolidated financial statements are a free translation from the original consolidated financial statements issued in Spanish and filed to the CNV in Argentina and contain the same information to the original version.

As required by CNV, these consolidated financial statements have been prepared in accordance with IFRS as issued by the IASB, and in accordance with RT 26 (as amended by RT 29 and RT 43) of FACPCE as adopted by the CPCECABA.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires Management to exercise its judgment in the process of applying the Telecom Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to these consolidated financial statements are disclosed in Note 3.w).

These consolidated financial statements (except for cash flow information) are prepared on an accrual basis of accounting. Under this basis, the effects of transactions and other events are recognized when they occur. Therefore income and expenses are recognized at fair value on an accrual basis regardless of when they are received or paid. When significant, the difference between the fair value and the nominal amount of income and expenses is recognized as finance income or expense using the effective interest method over the relevant period.

The accompanying consolidated financial statements have also been prepared on a going concern basis (further details are provided in Note 3.a) and the figures are expressed in millions of pesos, otherwise indicated.

These consolidated financial statements for the year ended December 31, 2017 were approved by resolution of the Board of Directors’ meeting held on March 7, 2018.

d)Financial statement formats

The financial statement formats adopted are consistent with IAS 1. In particular:

•

the consolidated statements of financial position have been prepared by classifying assets and liabilities according to “current and non-current” criterion. Current assets and liabilities are those that are expected to be realized/settled within twelve months after the year-end;

•

the consolidated income statements have been prepared by classifying operating expenses by nature of expense as this form of presentation is considered more appropriate and represents the way that the business of the Group is monitored by the Management, and, additionally, are in line with the usual presentation of expenses in the telecommunication industry;

•	the consolidated statements of comprehensive income include the profit or loss for the year as shown in the consolidated income statement and all components of other comprehensive income;

•

the consolidated statements of changes in equity have been prepared showing separately (i) profit (loss) for the year, (ii) other comprehensive income (loss) for the year, and (iii) transactions with shareholders (owners and non-controlling interest);

•	the consolidated statements of cash flows have been prepared by presenting cash flows from operating activities according to the “indirect method”, as permitted by IAS 7.

These consolidated financial statements contain all material disclosures required under IFRS. Some additional disclosures required by the LGS and/or by the CNV have been also included, among them, complementary information required in the last paragraph of Article 1 Chapter III Title IV of the CNV General Resolution No. 622/13. Such information is disclosed in Notes 7, 8, 9, 17, 20, 22 and 26 to these consolidated financial statements, as admitted by IFRS.

e)Application of IAS 29 (Financial reporting in hyperinflationary economies)

IAS 29 establishes the conditions under which an entity shall restate its financial statements if it is located in an economic environment considered “hyperinflationary”. It should be mentioned that if the qualitative and / or quantitative characteristics to consider an economy as a “hyperinflationary” economy set out in paragraph 3 of IAS 29 occur, the restatement of financial statements must be made retroactively from the date of the revaluation used as deemed cost (in the case of Group companies located in Argentina, since February 2003) or from the acquisition date for assets acquired after that date.

The Company’s Management periodically verifies the evolution of official statistics as well as the general factors of the economic environment in the countries in which the Telecom Group operates. The Company’s Management also considers the opinion of other organizations interested in this matter: the national and international accounting profession, domestic and foreign audit firms, national and the United States’ capital market regulators, and, in particular, the International Practices Task Force (“IPTF”), aware that the conclusions to which a financial statement issuer arrives must be consistent with the vision of those organizations for an uniform application of IAS 29.

Although the standard does not establish an absolute rate at which hyperinflation is deemed to arise, usually - in compliance with the provisions of IAS 29- a cumulative inflation rate over three years approaching or exceeding 100% is used as reference in conjunction with other qualitative factors related to the macroeconomic environment.

The Company analyzes the economic environment as required by the provisions of IAS 29, based on the inflation rates published by the National Institute of Statistics and Census (INDEC), following the same criteria adopted by the accounting profession in the Argentine Republic.

The tables below show the evolution of these indexes in the last three years according to official statistics (INDEC), except for November and December 2015, and Consumer Price and Internal Wholesale Price for the period November 2015-April 2016, when the INDEC was unable to publish Internal Wholesale Price Index and suggested to use Price Index published by the Province of San Luis and the City of Buenos Aires.

	2015	2016	2017
Consumer Price Index	(*)	(*)	(**)
Consumer Price Index (annual)	20.6%	36.3%	24.8%
Consumer Price Index (3 years accumulated)	65.8%	103.7%	104.9%

Internal Wholesale Price Index
Internal Wholesale Price Index (annual)	19.2%	34.6%	18.8%
Internal Wholesale Price Index (3 years accumulated)	75.4%	105.8%	90.7%

(*) Consumer Price Index and Internal Wholesale Price Index published by INDEC until October were 11.9% and 10.6% respectively. These rates (which contain ten months accumulated), were updated with November and December 2015 Consumer Price Index average rates for this two months (7.8%) published by the Province of San Luis and the City of Buenos Aires.

(**) Due to the unavailability of Consumer Price Index published by the INDEC, the Company estimated 16.6% for the period January-April 2016; this estimation is an average of the indexes published by the Province of San Luis and the City of Buenos Aires for that period.  The Consumer Price Index at national level published by the INDEC for the period May-December 2016 was 16.9%.

The Annual Price Index for the year 2017 (Consumer Price Index: 24.8%, Internal Wholesale Price: 18.8%) show a decrease in the level of inflation rates as compare to 2016.

According to the high inflation levels in Argentina registered in late years, the Company’s Management has further assessed the characteristics set out in paragraph 3 of IAS 29, including (i) the quantitative condition provided in section (e) “the cumulative inflation rate over three years is approaching, or exceeds, 100%”, as well as (ii) the qualitative characteristics contained in paragraphs a) to d) of that paragraph.

From the analysis assessed as of December 31, 2017, the Company’s Management considers that the quantitative condition provided in section e) of IAS 29 hasn’t been met considering Internal Wholesale Price Index, while the qualitative conditions of the Argentine economy are mixed (some of them would recommend the existence of a high inflation environment and others have not substantially changed respect to previous years, when it was concluded that financial statements should not be restated). Under these circumstances, and in order to objectify the analysis, the Company’s Management gave priority to the conclusions reached by some international auditing firms to which the Company’s Management had access, which considered that, to date, there was insufficient evidence to consider the Argentine economy as “hyperinflationary” under IAS 29 terms. Similar conclusions for US GAAP were reached by the IPTF, according to its memo issued on May 16, 2017.

An extract of the mentioned memo stated that: “Considering the guidance in ASC 830, it does not appear that Argentina would be required to be considered highly-inflationary for the reporting periods from January 1, 2017 to June 30, 2017 for calendar year-end registrants. Registrants would be expected to have appropriate controls in place to monitor Argentina’s reported inflation data throughout 2017 and consider other pertinent economic indicators to determine if and when Argentina should be considered highly-inflationary “.

While there are differences in the definition of a “hyperinflationary” and “highly inflationary” environments between IFRS and US GAAP, respectively, the Company believes that the assessment of the macroeconomic situation of a country should be substantially similar under both accounting frameworks and, on this condition, considered consistent the conclusions arrived by the IPTF with those provided in the analysis assessed by international audit firms according to IFRS and US GAAP.

The Company’s Management will continue monitoring the characteristics and the evolution of the inflation rates in Argentina in order to comply properly with IAS 29 provisions, with special consideration of the pronouncements of argentine regulators – which as of the date of issuance of these consolidated financial statements are forbidden to accept the filing of financial statements restated for inflation according to Decree No.664/03 and its supplementary standards. The Company’s Management will also monitor the pronouncements of foreign regulators, as well as the evaluation that the domestic and international accounting profession will perform with regards to the uniform application of IAS 29 together with other issuers that apply IFRS in the Argentine Republic.

f) Merger of Cubecorp Argentina S.A. (“Cubecorp”)

In July 2008, Telecom Argentina acquired 100% of the shares of Cubecorp. With this acquisition, Telecom Argentina strengthens its Data Center services, as the Data Center acquired is equipped with world class infrastructure, which permits to offer clients with high reliability, availability and scalability customized to their needs.

In March 2009, the Board of Directors of Cubecorp and Telecom Argentina approved the Merger Agreement, by which both companies would merge (subject to the approval of the CNV and to the approval of the Shareholders’ Meetings of Cubecorp and Telecom Argentina), being Telecom Argentina the surviving company and Cubecorp the dissolved without liquidation company. The CNV determined no legal or accounting observations for the merger and ordered the publication of the Merger Agreement in the Buenos Aires Stock Exchange’s (“the BCBA”) Daily Bulletin and in the CNV’s website (www.cnv.gov.ar, section “Autopista de Información Financiera”).

The Extraordinary Shareholders’ Meeting of Cubecorp held on March 19, 2009, and the Annual General Ordinary and Extraordinary Shareholders’ Meeting of Telecom Argentina held on April 28, 2010 approved the merger, the corresponding financial statements and, in the case of the Meeting of Cubecorp, the dissolution without liquidation of Cubecorp as provided by Law No. 19,550 section 94 art. 7. Additionally, the Final Merger Agreement with Cubecorp was authorized, effective January 1st, 2009. The period specified in the Law No. 19,550 section 83 was completed and the Final Merger Agreement was granted on June 2, 2010.

On June 7, 2010, the process of registration of the merger with the CNV began, whose Board of Directors, on June 24, 2010, decided to hold the proceeding until the CNDC authorizes the acquisition of shares of Cubecorp by Telecom Argentina.

On September 5, 2017, Telecom Argentina was notified of the Secretary of Commerce Resolution No. 2017-656-APN-SECC # MP that authorized the operation of economic concentration consisting of the purchase of 100% of Cubecorp’s shares.

On September 6, 2017, Telecom Argentina requested the CNV to provide administrative compliance to the Merger of Telecom Argentina with Cubecorp in accordance with the provisions of Chapter X Title II of the CNV Rules (NT 2013) and send the proceedings to the IGJ for registration.

On October 12, 2017, the Board of Directors of the CNV ordered the merger by absorption of Telecom Argentina, as an acquiring company, and Cubecorp, as an absorbed company, and sent the proceedings to the IGJ for registration.

On February 27, 2018, the dissolution without liquidation of Cubecorp since the effect of the merger with the Company was registered in IGJ.

g) Corporate reorganization of the Telecom Group

On December 1, 2017, the corporate reorganization of the Telecom Group was effective as described in Note 31. Since as of the date of the Telecom Group’s Reorganization date (i) Nortel and Sofora, that were holding companies with no operations or assets other than direct and indirect interests, respectively, in Telecom Argentina and (ii) Personal was a wholly-owned subsidiary of Telecom Argentina, Telecom’s equity didn’t change after the merger, showing only minor changes (incorporation of net assets from the investment of $ 14 and liabilities of the same amount, both from Nortel and Sofora as of November 30, 2017). The Reorganization was accounted for under the absorbed Companies basis of accounting, as permitted by IFRS as issued by the IASB. Under this method, assets and liabilities of the absorbed Companies were incorporated by Telecom Argentina at their respective book values.